Segment Reporting - Additional Information (Detail)	6 Months Ended
Jun. 30, 2023 USD ($) Segment
Disclosure Of Operating Segments [Line Items]
Number of reportable segment | Segment	1
Revenue	$ 12,000,000
Zenyaku Kogyo Co., ltd
Disclosure Of Operating Segments [Line Items]
Revenue	12,000,000
Out-licensing
Disclosure Of Operating Segments [Line Items]
Revenue	$ 12,000,000